Provisions (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance	€ 140.8
Additional provision in the period	2.6
Release of provision	(1.0)
Acquisitions through business combinations, other provisions	6.8
Utilization of provision	(19.8)
Unwinding of discounting	0.9
Foreign exchange	(3.4)
Ending balance	126.9
Current	58.6	€ 68.0
Non-current	68.3	72.8
Provisions	126.9	€ 140.8
Restructuring
Disclosure of other provisions [line items]
Beginning balance	26.3
Additional provision in the period	1.0
Release of provision	(0.1)
Acquisitions through business combinations, other provisions	0.0
Utilization of provision	(14.7)
Unwinding of discounting	0.0
Foreign exchange	0.0
Ending balance	12.5
Onerous/ unfavorable contracts
Disclosure of other provisions [line items]
Beginning balance	75.4
Additional provision in the period	0.0
Release of provision	0.0
Acquisitions through business combinations, other provisions	0.0
Utilization of provision	(3.2)
Unwinding of discounting	0.6
Foreign exchange	(3.4)
Ending balance	69.4
Provisions related to other taxes
Disclosure of other provisions [line items]
Beginning balance	10.2
Additional provision in the period	0.3
Release of provision	0.0
Acquisitions through business combinations, other provisions	0.0
Utilization of provision	(0.6)
Unwinding of discounting	0.0
Foreign exchange	0.0
Ending balance	9.9
Contingent consideration
Disclosure of other provisions [line items]
Beginning balance	10.4
Additional provision in the period	0.0
Release of provision	0.0
Acquisitions through business combinations, other provisions	0.0
Utilization of provision	(0.2)
Unwinding of discounting	0.3
Foreign exchange	0.0
Ending balance	10.5
Other
Disclosure of other provisions [line items]
Beginning balance	18.5
Additional provision in the period	1.3
Release of provision	(0.9)
Acquisitions through business combinations, other provisions	6.8
Utilization of provision	(1.1)
Unwinding of discounting	0.0
Foreign exchange	0.0
Ending balance	24.6
IRELAND | Goodfella's Pizza [Member] | Other
Disclosure of other provisions [line items]
Ending balance	€ 6.8